VIA EDGAR

July 31, 2009

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE:	Old Mutual Funds II
CIK No. 0000775180

Ladies and Gentlemen:

Pursuant to Rule 145 the Securities Act of 1933, on behalf of Old Mutual Funds II, Old Mutual Capital hereby submits the enclosed Proxy Statement for filing on EDGAR (submission type N-14).

If you have any questions regarding this filing, please do not hesitate to contact me at 720-200-7727.

Very truly yours,

/s/ Kathryn L. Santoro

Kathryn L. Santoro
Assistant Secretary
OLD MUTUAL FUNDS II

Encl.